UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06302

Cohen & Steers Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

		Number of Shares	Value

COMMON STOCK	98.5%
DIVERSIFIED	5.4%
Colonial Properties Trust		121,200	$5,535,204
Cousins Properties		367,300	12,069,478
Crescent Real Estate Equities Co.		594,100	11,917,646
Vornado Realty Trust		1,473,774	175,880,189
			205,402,517
HEALTH CARE	2.6%
Health Care Property Investors		685,900	24,712,977
Health Care REIT		1	44
Nationwide Health Properties		631,600	19,743,816
Ventas		1,309,937	55,187,646
			99,644,483
HOTEL	8.6%
Hilton Hotels Corp.		2,308,500	83,013,660
Host Hotels & Resorts		4,198,120	110,452,537
Starwood Hotels & Resorts Worldwide		1,434,100	93,001,385
Strategic Hotels & Resorts		1,717,600	39,281,512
			325,749,094
INDUSTRIAL	6.1%
AMB Property Corp.		945,100	55,562,429
DCT Industrial Trust		1,404,400	16,614,052
ProLogis		2,480,701	161,071,916
			233,248,397
OFFICE	20.8%
Alexandria Real Estate Equities		741,151	74,389,326
BioMed Realty Trust		2,016,000	53,020,800
Boston Properties		2,162,200	253,842,280
Brookfield Properties Corp.		2,943,950	118,641,185
Douglas Emmett		1,030,900	26,318,877
Kilroy Realty Corp.		814,500	60,069,375
Mack-Cali Realty Corp.		1,057,837	50,384,776
Maguire Properties		1,148,100	40,826,436
SL Green Realty Corp.		839,482	115,160,141
			792,653,196

		Number of Shares	Value

OFFICE/INDUSTRIAL	2.9%
EastGroup Properties		370,100	$18,886,203
Liberty Property Trust		1,733,800	84,470,736
PS Business Parks		101,400	7,150,728
			110,507,667
RESIDENTIAL	23.5%
APARTMENT	22.3%
Apartment Investment & Management Co.		1,585,700	91,479,033
Archstone-Smith Trust		2,056,400	111,621,392
AvalonBay Communities		1,207,629	156,991,770
BRE Properties		1,664,200	105,094,230
Camden Property Trust		573,600	40,329,816
Equity Residential		4,076,380	196,603,807
Essex Property Trust		473,700	61,334,676
GMH Communities Trust		132,787	1,326,542
Home Properties		112,900	5,962,249
Post Properties		823,275	37,648,366
United Dominion Realty Trust		1,307,356	40,031,241
			848,423,122
MANUFACTURED HOME	1.2%
Equity Lifestyle Properties		382,800	20,675,028
Sun Communities		812,200	25,194,444
			45,869,472
TOTAL RESIDENTIAL			894,292,594
SELF STORAGE	6.8%
Extra Space Storage		963,300	18,244,902
Public Storage		2,447,513	231,706,056
U-Store-It Trust		372,900	7,502,748
			257,453,706

		Number of Shares	Value

SHOPPING CENTER	18.8%
COMMUNITY CENTER	7.3%
Developers Diversified Realty Corp.		1,536,100	$96,620,690
Equity One		83,700	2,218,050
Federal Realty Investment Trust		922,400	83,587,888
Inland Real Estate Corp.		419,200	7,688,128
Kimco Realty Corp.		343,300	16,732,442
Regency Centers Corp.		503,067	42,031,248
Tanger Factory Outlet Centers		291,500	11,773,685
Weingarten Realty Investors		378,200	17,987,192
			278,639,323
REGIONAL MALL	11.5%
General Growth Properties		1,365,100	88,144,507
Macerich Co.		827,600	76,437,136
Simon Property Group		2,160,100	240,311,125
Taubman Centers		557,963	32,356,274
			437,249,042
TOTAL SHOPPING CENTER			715,888,365
SPECIALTY	3.0%
Plum Creek Timber Co.		2,332,400	91,943,208
Rayonier		527,300	22,673,900
			114,617,108
TOTAL COMMON STOCK (Identified cost—$2,299,098,883)			3,749,457,127

		Principal Amount	Value

COMMERCIAL PAPER	0.8%
Prudential Funding Corp., 4.15%, due 4/2/07 (Identified cost—$31,407,379)		$31,411,000	$31,407,379

TOTAL INVESTMENTS (Identified cost—$2,330,506,262)	99.3%		3,780,864,506

OTHER ASSETS IN EXCESS OF LIABILITIES	0.7%		24,806,218

NET ASSETS (Equivalent to $90.93 per share based on 41,854,965 shares of common stock outstanding)	100.0%		$3,805,670,724

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of March 31, 2007, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$1,460,320,813
Gross unrealized depreciation	9,962,569
Net unrealized appreciation	$1,450,358,244

Cost for federal income tax purposes	$2,330,506,262

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By:	/s/	Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Adam M. Derechin	By:	/s/ James Giallanza

Name: Adam M. Derechin

Name: James Giallanza

		Title: President and principal	Title: Treasurer and principal
		executive officer		financial officer

Date: May 30, 2007